Earnings per share	6 Months Ended
Sep. 30, 2021
Earnings per share [abstract]
Earnings per share	Earnings per share

(EUR thousand)	Three months ended September 30			Six months ended September 30
Earnings per share	2021	2020 Restated	2019	2021	2020 Restated	2019
(Loss) / Profit from continuing operations attributable to the owners of the parent	5,753	(276,335)	10,890	(45,661)	(326,237)	8,242
(Loss) / Profit from continuing operations attributable to the owners of the parent attributable to ordinary shares	5,237	(250,212)	10,890	(41,565)	(300,114)	8,242
(Loss) / Profit from continuing operations attributable to the owners of the parent attributable to preference shares	516	(26,123)	—	(4,096)	(26,123)	—
Weighted average number of basic ordinary shares outstanding (thousand)	179,449	167,868	168,480	179,449	168,172	168,480
Weighted average number of basic preference shares outstanding (thousand)	17,684	23,579	—	17,684	23,579	—
Basic earnings per ordinary share	0.03	(1.49)	0.06	(0.23)	(1.78)	0.05
Basic earnings per preference share	0.03	(1.11)	—	(0.23)	(1.11)	—
(Loss) / Profit from continuing operations attributable to the owners of the parent	5,753	(276,335)	10,890	(45,661)	(326,237)	8,242
(Loss) / Profit from continuing operations attributable to the owners of the parent attributable to ordinary shares	5,238	(250,212)	10,890	(41,565)	(300,114)	8,242
(Loss) / Profit from continuing operations attributable to the owners of the parent attributable to preference shares	515	(26,123)	—	(4,096)	(26,123)	—
Weighted average number of diluted ordinary shares outstanding (thousand)	179,704	167,868	168,480	179,449	168,172	168,480
Weighted average number of diluted number of preference shares outstanding (thousand)	17,684	23,579	—	17,684	23,579	—
Diluted earnings per ordinary share	0.03	(1.49)	0.06	(0.23)	(1.78)	0.05
Diluted earnings per preference share	0.03	(1.11)	—	(0.23)	(1.11)	—
Comparative earnings per share (basic and diluted) were restated for the six months ended September 30, 2019 for the effect of the capital reorganization for comparability purposes. The average number of shares outstanding prior to the reorganization was adjusted by reflecting the exchange ratio of number of shares in the former parent entity Global Blue Group AG compared to the number of shares in Global Blue Group Holding AG.
For the calculation of the weighted average number of basic/diluted preference shares outstanding for the periods ending after August 28, 2020, preference shares are only considered after this date.
There were no preference shares for the six months ended September 30, 2019.
Basic
Basic earnings per share are calculated by dividing the profit or loss attributable to owners of the parent (i.e. equity shareholders of the Company) by the weighted average number of basic ordinary/preference shares outstanding at the end of the period.
Diluted
Diluted earnings per share are calculated by dividing the profit or loss attributable to owners of the parent (i.e. equity shareholders of the Company) by the weighted average number of diluted ordinary/preference shares outstanding at the end of the period.
The Company has excluded 8.6 million ordinary shares from the diluted earnings per ordinary share calculation, as the impact of the shares are considered anti-dilutive for the period ending September 30, 2021.
5.9 million preference shares have been excluded from the diluted earnings per preference share calculation, as these shares are held by the Company and have been approved for cancellation at the General Meeting held September 15, 2021. The preference shares are expected to be cancelled in December 2021.
The 30,735,950 outstanding Warrants as of September 30, 2021 are considered as anti-dilutive during the three and six months period ending September 30, 2021.
The Company had approximately 0.3 million dilutive potential ordinary shares during the three months period ended September 30, 2021 and had no dilutive potential ordinary shares during the six month period ended September 30, 2021 and the three to six months period ended September 30, 2020 and 2019.